Stockholders’ Equity (Details) - Schedule of Warrant Activity - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrant, outstanding beginning balance	16,261,699	5,658,830	6,130,948
Weighted Average Exercise Price, beginning balance	$ 2.18	$ 4.98	$ 4.96
Warrant, Granted	28,119,616	22,460,182	1,961,267
Weighted Average Exercise Price, Granted	$ 0.77	$ 2.07	$ 5.6
Warrant, Exercised	(3,769,059)	(9,624,067)	(2,414,218)
Weighted Average Exercise, Exercised	$ (0.2)	$ 5.18	$ 4.55
Warrant, Forfeited/Cancelled	(37,643)	(2,233,246)	(19,167)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 16	$ 4.73	$ 24
Warrant, outstanding ending balance		16,261,699	5,658,830
Weighted Average Exercise Price, outstanding ending balance		$ 2.18	$ 4.98
Warrant, exercisable	40,574,614	16,261,699
Weighted Average Exercise Price, exercisable	$ 0.8	$ 2.79